Expense Example	Mar. 31, 2025 USD ($)
Macquarie Asset Strategy Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	67.00%
Macquarie Asset Strategy Fund | Class A
1 year	$ 683
3 years	911
5 years	1,156
10 years	1,860
Macquarie Asset Strategy Fund | Class C
1 year	290
1 year	190
3 years	588
3 years	588
5 years	1,011
5 years	1,011
10 years	2,190
10 years	2,190
Macquarie Asset Strategy Fund | Institutional Class
1 year	89
3 years	278
5 years	482
10 years	1,073
Macquarie Asset Strategy Fund | Class R6
1 year	79
3 years	246
5 years	428
10 years	954
Macquarie Asset Strategy Fund | Class R
1 year	139
3 years	434
5 years	750
10 years	1,646
Macquarie Asset Strategy Fund | Class Y
1 year	114
3 years	356
5 years	617
10 years	$ 1,363
Macquarie Balanced Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Macquarie Balanced Fund | Class A
1 year	$ 669
3 years	891
5 years	1,131
10 years	1,818
Macquarie Balanced Fund | Class C
1 year	276
1 year	176
3 years	568
3 years	568
5 years	985
5 years	985
10 years	2,150
10 years	2,150
Macquarie Balanced Fund | Institutional Class
1 year	75
3 years	257
5 years	455
10 years	1,027
Macquarie Balanced Fund | Class R6
1 year	66
3 years	230
5 years	407
10 years	921
Macquarie Balanced Fund | Class R
1 year	125
3 years	414
5 years	724
10 years	1,603
Macquarie Balanced Fund | Class Y
1 year	100
3 years	336
5 years	590
10 years	$ 1,319
Macquarie Core Equity Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Macquarie Core Equity Fund | Class A
1 year	$ 670
3 years	876
5 years	1,099
10 years	1,738
Macquarie Core Equity Fund | Class C
1 year	277
1 year	177
3 years	552
3 years	552
5 years	952
5 years	952
10 years	2,071
10 years	2,071
Macquarie Core Equity Fund | Institutional Class
1 year	76
3 years	241
5 years	420
10 years	940
Macquarie Core Equity Fund | Class R6
1 year	68
3 years	219
5 years	382
10 years	857
Macquarie Core Equity Fund | Class R
1 year	126
3 years	398
5 years	690
10 years	1,521
Macquarie Core Equity Fund | Class Y
1 year	101
3 years	320
5 years	556
10 years	$ 1,234
Macquarie Global Growth Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	55.00%
Macquarie Global Growth Fund | Class A
1 year	$ 681
3 years	945
5 years	1,229
10 years	2,036
Macquarie Global Growth Fund | Class C
1 year	288
1 year	188
3 years	625
3 years	625
5 years	1,089
5 years	1,089
10 years	2,373
10 years	2,373
Macquarie Global Growth Fund | Institutional Class
1 year	87
3 years	316
5 years	564
10 years	1,275
Macquarie Global Growth Fund | Class R6
1 year	78
3 years	288
5 years	516
10 years	1,171
Macquarie Global Growth Fund | Class R
1 year	137
3 years	472
5 years	830
10 years	1,839
Macquarie Global Growth Fund | Class Y
1 year	112
3 years	395
5 years	698
10 years	$ 1,561
Macquarie International Core Equity Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	84.00%
Macquarie International Core Equity Fund | Class A
1 year	$ 673
3 years	937
5 years	1,222
10 years	2,029
Macquarie International Core Equity Fund | Class C
1 year	280
1 year	180
3 years	616
3 years	616
5 years	1,078
5 years	1,078
10 years	2,357
10 years	2,357
Macquarie International Core Equity Fund | Institutional Class
1 year	79
3 years	306
5 years	552
10 years	1,257
Macquarie International Core Equity Fund | Class R6
1 year	67
3 years	272
5 years	493
10 years	1,129
Macquarie International Core Equity Fund | Class R
1 year	129
3 years	462
5 years	818
10 years	1,822
Macquarie International Core Equity Fund | Class Y
1 year	104
3 years	384
5 years	686
10 years	$ 1,543
Macquarie Large Cap Growth Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
Macquarie Large Cap Growth Fund | Class A
1 year	$ 661
3 years	859
5 years	1,073
10 years	1,689
Macquarie Large Cap Growth Fund | Class C
1 year	267
1 year	167
3 years	534
3 years	534
5 years	926
5 years	926
10 years	2,024
10 years	2,024
Macquarie Large Cap Growth Fund | Institutional Class
1 year	65
3 years	222
5 years	393
10 years	887
Macquarie Large Cap Growth Fund | Class R6
1 year	57
3 years	195
5 years	344
10 years	780
Macquarie Large Cap Growth Fund | Class R
1 year	116
3 years	379
5 years	663
10 years	1,470
Macquarie Large Cap Growth Fund | Class Y
1 year	91
3 years	301
5 years	529
10 years	$ 1,182
Macquarie Mid Cap Growth Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Macquarie Mid Cap Growth Fund | Class A
1 year	$ 675
3 years	919
5 years	1,182
10 years	1,933
Macquarie Mid Cap Growth Fund | Class C
1 year	282
1 year	182
3 years	597
3 years	597
5 years	1,037
5 years	1,037
10 years	2,262
10 years	2,262
Macquarie Mid Cap Growth Fund | Institutional Class
1 year	81
3 years	287
5 years	510
10 years	1,152
Macquarie Mid Cap Growth Fund | Class R6
1 year	69
3 years	252
5 years	450
10 years	1,022
Macquarie Mid Cap Growth Fund | Class R
1 year	131
3 years	443
5 years	777
10 years	1,722
Macquarie Mid Cap Growth Fund | Class Y
1 year	106
3 years	365
5 years	644
10 years	$ 1,440
Macquarie Mid Cap Income Opportunities Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Macquarie Mid Cap Income Opportunities Fund | Class A
1 year	$ 679
3 years	937
5 years	1,215
10 years	2,005
Macquarie Mid Cap Income Opportunities Fund | Class C
1 year	286
1 year	186
3 years	615
3 years	615
5 years	1,071
5 years	1,071
10 years	2,333
10 years	2,333
Macquarie Mid Cap Income Opportunities Fund | Institutional Class
1 year	85
3 years	306
5 years	545
10 years	1,231
Macquarie Mid Cap Income Opportunities Fund | Class R6
1 year	75
3 years	274
5 years	491
10 years	1,114
Macquarie Mid Cap Income Opportunities Fund | Class R
1 year	135
3 years	462
5 years	811
10 years	1,796
Macquarie Mid Cap Income Opportunities Fund | Class Y
1 year	110
3 years	384
5 years	679
10 years	$ 1,517
Macquarie Smid Cap Core Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Macquarie Smid Cap Core Fund | Class A
1 year	$ 685
3 years	953
5 years	1,241
10 years	2,059
Macquarie Smid Cap Core Fund | Class C
1 year	292
1 year	192
3 years	631
3 years	631
5 years	1,097
5 years	1,097
10 years	2,386
10 years	2,386
Macquarie Smid Cap Core Fund | Institutional Class
1 year	91
3 years	322
5 years	573
10 years	1,289
Macquarie Smid Cap Core Fund | Class R6
1 year	79
3 years	285
5 years	508
10 years	1,150
Macquarie Smid Cap Core Fund | Class R
1 year	142
3 years	478
5 years	838
10 years	1,852
Macquarie Smid Cap Core Fund | Class Y
1 year	116
3 years	401
5 years	706
10 years	$ 1,575
Macquarie Small Cap Growth Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Macquarie Small Cap Growth Fund | Class A
1 year	$ 684
3 years	946
5 years	1,227
10 years	2,029
Macquarie Small Cap Growth Fund | Class C
1 year	291
1 year	191
3 years	624
3 years	624
5 years	1,084
5 years	1,084
10 years	2,356
10 years	2,356
Macquarie Small Cap Growth Fund | Institutional Class
1 year	90
3 years	315
5 years	558
10 years	1,257
Macquarie Small Cap Growth Fund | Class R6
1 year	78
3 years	277
5 years	494
10 years	1,117
Macquarie Small Cap Growth Fund | Class R
1 year	140
3 years	471
5 years	824
10 years	1,821
Macquarie Small Cap Growth Fund | Class Y
1 year	115
3 years	393
5 years	692
10 years	$ 1,542
Macquarie Systematic Emerging Markets Equity Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Macquarie Systematic Emerging Markets Equity Fund | Class A
1 year	$ 676
3 years	978
5 years	1,302
10 years	2,217
Macquarie Systematic Emerging Markets Equity Fund | Class C
1 year	283
1 year	183
3 years	658
3 years	658
5 years	1,160
5 years	1,160
10 years	2,541
10 years	2,541
Macquarie Systematic Emerging Markets Equity Fund | Institutional Class
1 year	82
3 years	350
5 years	639
10 years	1,461
Macquarie Systematic Emerging Markets Equity Fund | Class R6
1 year	65
3 years	302
5 years	557
10 years	1,288
Macquarie Systematic Emerging Markets Equity Fund | Class R
1 year	132
3 years	505
5 years	903
10 years	2,015
Macquarie Systematic Emerging Markets Equity Fund | Class Y
1 year	107
3 years	428
5 years	771
10 years	$ 1,742
Macquarie Climate Solutions Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Macquarie Climate Solutions Fund | Class A
1 year	$ 694
3 years	998
5 years	1,323
10 years	2,242
Macquarie Climate Solutions Fund | Class C
1 year	302
1 year	202
3 years	678
3 years	678
5 years	1,181
5 years	1,181
10 years	2,565
10 years	2,565
Macquarie Climate Solutions Fund | Institutional Class
1 year	101
3 years	371
5 years	661
10 years	1,488
Macquarie Climate Solutions Fund | Class R6
1 year	84
3 years	318
5 years	570
10 years	1,294
Macquarie Climate Solutions Fund | Class R
1 year	152
3 years	526
5 years	925
10 years	2,041
Macquarie Climate Solutions Fund | Class Y
1 year	126
3 years	449
5 years	794
10 years	$ 1,768
Macquarie Natural Resources Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
Macquarie Natural Resources Fund | Class A
1 year	$ 692
3 years	992
5 years	1,313
10 years	2,221
Macquarie Natural Resources Fund | Class C
1 year	300
1 year	200
3 years	672
3 years	672
5 years	1,171
5 years	1,171
10 years	2,544
10 years	2,544
Macquarie Natural Resources Fund | Institutional Class
1 year	99
3 years	365
5 years	651
10 years	1,466
Macquarie Natural Resources Fund | Class R6
1 year	82
3 years	311
5 years	560
10 years	1,271
Macquarie Natural Resources Fund | Class R
1 year	150
3 years	520
5 years	914
10 years	2,019
Macquarie Natural Resources Fund | Class Y
1 year	124
3 years	442
5 years	783
10 years	$ 1,746
Macquarie Real Estate Securities Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Macquarie Real Estate Securities Fund | Class A
1 year	$ 690
3 years	1,002
5 years	1,336
10 years	2,277
Macquarie Real Estate Securities Fund | Class C
1 year	298
1 year	198
3 years	683
3 years	683
5 years	1,194
5 years	1,194
10 years	2,599
10 years	2,599
Macquarie Real Estate Securities Fund | Institutional Class
1 year	97
3 years	375
5 years	675
10 years	1,527
Macquarie Real Estate Securities Fund | Class R6
1 year	82
3 years	329
5 years	595
10 years	1,356
Macquarie Real Estate Securities Fund | Class R
1 year	148
3 years	530
5 years	938
10 years	2,077
Macquarie Real Estate Securities Fund | Class Y
1 year	122
3 years	453
5 years	807
10 years	$ 1,806
Macquarie Science and Technology Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Macquarie Science and Technology Fund | Class A
1 year	$ 687
3 years	927
5 years	1,186
10 years	1,924
Macquarie Science and Technology Fund | Class C
1 year	295
1 year	195
3 years	605
3 years	605
5 years	1,041
5 years	1,041
10 years	2,253
10 years	2,253
Macquarie Science and Technology Fund | Institutional Class
1 year	94
3 years	295
5 years	514
10 years	1,142
Macquarie Science and Technology Fund | Class R6
1 year	86
3 years	270
5 years	470
10 years	1,048
Macquarie Science and Technology Fund | Class R
1 year	145
3 years	451
5 years	781
10 years	1,712
Macquarie Science and Technology Fund | Class Y
1 year	119
3 years	374
5 years	648
10 years	$ 1,431
Macquarie Global Bond Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Portfolio Turnover, Rate	226.00%
Macquarie Global Bond Fund | Class A
1 year	$ 542
3 years	773
5 years	1,023
10 years	1,736
Macquarie Global Bond Fund | Class C
1 year	272
1 year	172
3 years	570
3 years	570
5 years	994
5 years	994
10 years	2,176
10 years	2,176
Macquarie Global Bond Fund | Institutional Class
1 year	70
3 years	260
5 years	465
10 years	1,056
Macquarie Global Bond Fund | Class R6
1 year	57
3 years	218
5 years	394
10 years	902
Macquarie Global Bond Fund | Class R
1 year	121
3 years	416
5 years	733
10 years	1,631
Macquarie Global Bond Fund | Class Y
1 year	96
3 years	338
5 years	600
10 years	$ 1,347
Macquarie High Income Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%
Macquarie High Income Fund | Class A
1 year	$ 536
3 years	734
5 years	950
10 years	1,568
Macquarie High Income Fund | Class C
1 year	266
1 year	166
3 years	531
3 years	531
5 years	921
5 years	921
10 years	2,013
10 years	2,013
Macquarie High Income Fund | Institutional Class
1 year	64
3 years	219
5 years	387
10 years	875
Macquarie High Income Fund | Class R6
1 year	55
3 years	190
5 years	338
10 years	767
Macquarie High Income Fund | Class R
1 year	115
3 years	376
5 years	657
10 years	1,459
Macquarie High Income Fund | Class Y
1 year	90
3 years	298
5 years	523
10 years	$ 1,171